Related Party Transactions (Details) - USD ($)		12 Months Ended
	May 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Real estate agency		$ 1,800
Cost of revenues		6,144,926	$ 1,117,770
Commission expenses			61,400
Debt received for operational needs		880,000
Repayment to related party		825,000
Unrelated Parties [Member]
Related Party Transactions [Line Items]
Purchase of properties		2,884,882
Haiyan Ma [Member]
Related Party Transactions [Line Items]
Purchase of properties		1,425,930	1,056,370
Unrelated parties		2,940,544	1,069,072
Real estate agency		62,650
Home renovation		53,012
Costs and expenses		43,332
Related party transaction		1,420,000
Cost of revenues		1,425,930
Related Party [Member]
Related Party Transactions [Line Items]
Purchase of properties		1,425,930
Outstanding balance		55,000
Na Li [Member]
Related Party Transactions [Line Items]
Unrelated parties		1,670,000
Home renovation		64,500
Costs and expenses		56,769
Subsequently sold		1,670,000
Zhen Qin & Na Li [Member]
Related Party Transactions [Line Items]
Real estate agency		50,000
Minority Shareholders [Member]
Related Party Transactions [Line Items]
Real estate agency		15,550
Zhen Qin [Member]
Related Party Transactions [Line Items]
Debt received for operational needs	$ 530,000
Repayment to related party		475,000
Cost of Revenues [Member] | Haiyan Ma [Member]
Related Party Transactions [Line Items]
Costs and expenses		$ 5,930